Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	ATMOS ENERGY CORP
Entity Incorporation, State or Country Code	TX
Entity File Number	1-10042
Entity Tax Identification Number	75-1743247
Entity Address, Address Line Two	5430 LBJ Freeway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	934-9227
Title of 12(b) Security	Common stock
Trading Symbol	ATO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000731802
Amendment Flag	false
Entity Address, Address Line One	1800 Three Lincoln Centre